INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Other intangible assets, net of amortization
Intangible assets, net of amortization, at December 31 follows:

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
	(In thousands)

Amortized intangible assets - core deposits	$23,703	$19,728	$31,326	$23,717

Estimated amortization of other intangible assets	A summary of estimated core deposit intangible amortization at December 31, 2012, follows:
(In thousands)

2013	$813
2014	536
2015	347
2016	347
2017	346
2018 and thereafter	1,586
Total	$3,975